SCUDDER VARIABLE SERIES II
                    SUPPLEMENT TO THE STATEMENT OF ADDITIONAL
                          INFORMATION DATED MAY 1, 2001

------------------------------------------------------- -----------------------------------------------------
Scudder Aggressive Growth Portfolio                     Scudder Small Cap Value Portfolio
------------------------------------------------------- -----------------------------------------------------
Scudder Blue Chip Portfolio                             Scudder Strategic Income Portfolio
------------------------------------------------------- -----------------------------------------------------
Scudder Contrarian Value Portfolio                      Scudder Technology Growth Portfolio
------------------------------------------------------- -----------------------------------------------------
Scudder Global Blue Chip Portfolio                      Scudder Total Return Portfolio
------------------------------------------------------- -----------------------------------------------------
Scudder Government Securities Portfolio                 SVS Dreman Financial Services Portfolio
------------------------------------------------------- -----------------------------------------------------
Scudder Growth Portfolio                                SVS Dreman High Return Equity Portfolio
------------------------------------------------------- -----------------------------------------------------
Scudder High Yield Portfolio                            SVS Focused Large Cap Growth Portfolio
------------------------------------------------------- -----------------------------------------------------
Scudder International Research Portfolio                SVS Focus Value+Growth Portfolio
------------------------------------------------------- -----------------------------------------------------
Scudder Investment Grade Bond Portfolio                 SVS Growth And Income Portfolio
------------------------------------------------------- -----------------------------------------------------
Scudder New Europe Portfolio                            SVS Growth Opportunities Portfolio
------------------------------------------------------- -----------------------------------------------------
Scudder Small Cap Growth Portfolio                      SVS Index 500 Portfolio
------------------------------------------------------- -----------------------------------------------------

The following information supplements the disclosure contained in the "Custodian and Transfer Agent" section of the above-noted portfolios' Statement of Additional Information:

On May 23, 2001, the Board of Trustees of Scudder Variable Series II (the "Fund") approved the appointment, effective July 2, 2001, of Scudder Investments Service Company ("SISvC") as the Fund's transfer agent. SISvC replaces State Street Bank and Trust Company. In connection with this change and to facilitate the transfer to a new processing system, each of the Fund's portfolios noted above will conduct a 1 for 10 reverse stock split at the close of business on June 18, 2001. As a result, shareholders of the applicable portfolios will receive 1 share for every 10 they own and each portfolio's net asset value will increase correspondingly.








June 18, 2001